WARRANTS (Tables)	12 Months Ended
Aug. 31, 2014
Warrants Tables
Summary of stock purchase warrant transaction

The following summarizes the stock purchase warrant transaction for the year ended August 31, 2014. There were no stock purchase warrant transactions for the year ended August 31, 2013.

	Number of	Weighted Average
	Warrants	Exercise Price
Outstanding, August, 2013	-	$-
Warrants issued with convertible debt	533,333	$1.50
Warrants exercised	(533,333)	$1.50
Outstanding, August, 2014	-	-